Financial and other non-current assets	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Financial and other non-current assets	Financial and other non-current assets
The below tables provide details related to Financial assets and Other non-current assets as of December 31, 2023 and 2022.
Financial assets

($ millions)	2023	2022
Long-term note receivable and other financial assets measured at amortized cost	161	—
Long-term financial investments measured at FVOCI(1)	147	88
Long-term financial investments measured at FVPL	1	20
Long-term receivables from customers	126	119
Non-current minimum lease payments from finance lease agreements	38	38
Long-term loans, VAT receivables, advances and security deposits	44	22
Total financial assets	517	287
(1) Includes $11 million of Long-term convertible notes due from an associated company as of December 31, 2023. Refer to Note 24 for additional information.
Minimum lease payments from finance lease agreements
The following table shows the receivables of the gross investments in finance leases and the net present value of the minimum lease payments, as well as unearned finance income, related to surgical equipment lease arrangements. The finance income is recorded in "Other income".

	2023					2022
($ millions)	Total future payments	Unearned interest income	Present value	Provision	Net book value	Total future payments	Unearned interest income	Present value	Provision	Net book value
Not later than one year(1)	30	(3)	27	—	27	28	(2)	26	(1)	25
Between one and five years	51	(2)	49	(12)	37	49	(2)	47	(10)	37
Later than five years	1	—	1	—	1	1	—	1	—	1
Total	82	(5)	77	(12)	65	78	(4)	74	(11)	63
(1) The current portion of the minimum lease payments is recorded in Trade receivables or Other current assets (to the extent not yet invoiced).
Other non-current assets

($ millions)	Note	2023	2022
Deferred compensation plans		163	139
Prepaid post-employment benefit plans		6	8
Investment in associated company	24	10	—
Other non-current assets		119	96
Total other non-current assets		298	243